Investments in Joint Ventures and Associates - Schedule (Loss) profit Sharing in Joint Ventures and Associates (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	$ 41,601	$ (1,403,920)	$ (3,166,683)	$ (2,214,544)
Sierrita Gas Pipeline LLC [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	33,339	71,136	100,215	147,668
Administracion Portuaria Integral de Dos Bocas, S.A. de C.V. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	(43,906)	20,265	(79,083)	34,071
Ductos el Peninsular, S.A.P.I de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	(16)	11	(18)	(1,141)
Other-net [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	24,178		64,601
Deer Park Refining Limited [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	4,351	(1,529,231)	(3,320,804)	(2,476,491)
Frontera Brownsville, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	6,385	18,431	30,500	40,768
Texas Frontera, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	4,904	7,685	18,366	29,053
CH4 Energia S.A. de C.V.[member]
Disclosure of Investments in Associates and Other [Line Items]
(Loss) profit sharing in joint ventures and associates, net	$ 12,366	$ 7,783	$ 19,540	$ 11,528